Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Components of Income Tax Expense
	For the years ended December 31,
	2013	2014	2015

Current income tax expense	$22,382	$69,693	$131,190
Deferred income tax expense (benefit)	1,041	(18,268)	(11,705)

Total income tax expense	$23,423	$51,425	$119,485

Components of Deferred Tax Assets and Liabilities
	December 31,
	2014	2015

Current deferred tax assets
Accrued payroll	$5,141	$-
Provision of allowance for doubtful accounts	478	896
Deferred revenue-current	660	447
Less: Valuation allowance	(1,435)	(75)

Current deferred tax assets, net	4,844	1,268

Noncurrent deferred tax assets
Deferred revenue-noncurrent	339	743
Intangible assets	953	1,065
Fixed assets	100	108
Subsidy income	270	2,729
Promotion fee	13,894	30,636
Unrealized loss on available-for-sale investments	2,462	-
Net operating loss carry forwards	9,193	40,154
Less: Valuation allowance	(10,846)	(38,530)

Noncurrent deferred tax assets, net	16,365	36,905

Noncurrent deferred tax liabilities
Acquired intangible assets	8,159	15,582
Unrealized gain on available-for-sale investments	357	-

Noncurrent deferred tax liabilities	$8,516	$15,582

Effective Income Tax Rate Reconciliation
	For the years ended December 31,
	2013	2014	2015

Income before income tax expense	$124,019	$286,494	$434,185
PRC statutory income tax rate	25%	25%	25%
Income tax expense at the statutory income tax rate	31,005	71,624	108,546
Permanent differences	1,663	5,506	11,713
Effect of different income tax calculation method required by tax bureau	48	(5)	(11)
Effect of tax exempt status in Cayman Islands and other jurisdictions	30,241	24,701	26,335
Effect of different income tax rate in Hong Kong	168	273	451
Effect of income tax holiday and preferential tax rates	(43,460)	(58,529)	(56,049)
Changes in valuation allowance	3,758	7,855	28,500

Income tax expense	$23,423	$51,425	$119,485